Note 31 - Fees Paid to the Company's Principal Accountant - Fees Accrued for Professional Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Audit fees	$ 3,846	$ 3,841	$ 3,995
Audit-related fees	50	43	88
Tax fees	7		23
All other fees	1	7	30
Total	$ 3,904	$ 3,891	$ 4,136